Financial Statement Schedule I Condensed Financial Information of Parent Company Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Sales and marketing expenses	¥ (1,412,873)	$ (221,711)	¥ (1,097,932)	¥ (583,818)
Research and development expenses	(800,163)	(125,563)	(614,770)	(491,266)
General and administrative expenses	(445,440)	(69,899)	(420,114)	(157,793)
Total operating expenses	(2,779,770)	(436,207)	(2,132,816)	(1,232,877)
Loss from operations	(1,473,486)	(231,222)	(1,334,116)	(1,000,108)
Interest income	24,573	3,856	8,422	23,834
Foreign currency exchange (loss) gain	2,326	365	(15,557)	12,907
Loss before provision for income tax	(1,441,913)	(226,268)	(1,339,908)	(963,750)
Income tax expenses
Net loss	(1,441,913)	(226,268)	(1,339,908)	(963,750)
Accretion of convertible redeemable preferred shares			(2,837,991)	(600,535)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	(1,441,913)	(226,268)	(4,177,899)	(1,564,285)
Parent Company
Sales and marketing expenses	(25,776)	(4,045)	(35,077)	(8,737)
Research and development expenses	(60,002)	(9,416)	(68,688)	(22,933)
General and administrative expenses	(118,816)	(18,645)	(257,873)	(64,961)
Total operating expenses	(204,594)	(32,106)	(361,638)	(96,631)
Loss from operations	(204,594)	(32,106)	(361,638)	(96,631)
Interest income	3,991	626	1,045	13,642
Foreign currency exchange (loss) gain	11	2	1,699	(779)
Loss before provision for income tax	(200,592)	(31,478)	(358,894)	(83,768)
Loss from investment in subsidiaries	(1,241,321)	(194,790)	(981,014)	(879,982)
Net loss	(1,441,913)	(226,268)	(1,339,908)	(963,750)
Accretion of convertible redeemable preferred shares			(2,837,991)	(600,535)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	¥ (1,441,913)	$ (226,268)	¥ (4,177,899)	¥ (1,564,285)